DIVIDENDS	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Dividends	DIVIDENDS
Interim dividends

	$ per share			$ million
	2021	2020	2019	2021	2020	2019
A shares:
Cash:
March	0.1665	0.47	0.47	677	1,862	2,100
June	0.1735	0.16	0.47	698	653	2,062
September	0.24	0.16	0.47	974	654	2,007
December	0.24	0.1665	0.47	981	691	1,978
Total - A shares	0.82	0.9565	1.88	3,330	3,860	8,147
B shares:
Cash:
March	0.1665	0.47	0.47	613	1,620	1,775
June	0.1735	0.16	0.47	633	586	1,762
September	0.24	0.16	0.47	880	582	1,765
December	0.24	0.1665	0.47	865	622	1,749
Total - B shares	0.82	0.9565	1.88	2,991	3,410	7,051
Total				6,321	7,270	15,198
In addition, on February 3, 2022, the Directors announced a further interim dividend in respect of 2021 of $0.24 per ordinary share. The total dividend is estimated to be $1,830 million and is payable on March 28, 2022, to shareholders on the register at February 18, 2022.
Shareholders will be able to elect to receive their dividends in US dollars, euros or pounds sterling.